Summary of Significant Accounting Policies - Investments Representing more than 10% of Net Assets (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investment, Identifier [Axis]: Fidelity Investments - 500 Index Fund
EBP, Accounting Policy [Line Items]
Amount	$ 30,110,075	$ 0
Percent of net assets	13.00%	0.00%
Investment, Identifier [Axis]: T. Rowe - Institutional Large Cap Growth Fund
EBP, Accounting Policy [Line Items]
Amount	$ 21,149,538	$ 18,873,901
Percent of net assets	9.00%	10.00%
Investment, Identifier [Axis]: Vanguard Institutional Index Fund
EBP, Accounting Policy [Line Items]
Amount	$ 0	$ 24,279,105
Percent of net assets	0.00%	12.00%